ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash generated from/(used in) operating activities	¥ 136,267	$ 19,759	¥ (40,426)	¥ 39,996
Net cash used in investing activities
Net cash (used in)/generated from investing activities	(122,783)	(17,803)	52,101	(94,559)
Net cash generated from financing activities
Proceeds from issuance of ordinary shares, net			183,188	259,043
Proceeds from exercise of vested share options	5	1	3	2
Net cash generated from financing activities	4,771	692	212,682	298,046
Effect of exchange rate changes on cash and cash equivalents	22,812	3,306	(6,063)	(7,038)
Net increase in cash, cash equivalents and restricted cash	41,067	5,954	218,294	236,445
Cash, cash equivalents and restricted cash at beginning of the year	537,448	77,923	319,154	82,709
Cash, cash equivalents and restricted cash at end of the year	578,515	$ 83,877	537,448	319,154
Parent company
CONDENSED STATEMENTS OF CASH FLOWS
Net cash generated from/(used in) operating activities	(11,752)		(15,728)	(7,745)
Net cash used in investing activities
Cash paid for investments in subsidiaries	(50,204)		(83,661)	(120,281)
Other investing activities	(91,022)
Cash repayment from Group companies	3,677
Net cash (used in)/generated from investing activities	(137,549)		(83,661)	(120,281)
Net cash generated from financing activities
Proceeds from issuance of ordinary shares, net			183,188	259,043
Cash transferred from subsidiaries to parent company for reorganization				16,683
Proceeds from exercise of vested share options	5		3	2
Net cash generated from financing activities	5		183,191	275,728
Effect of exchange rate changes on cash and cash equivalents	18,190		(4,291)	(4,871)
Net increase in cash, cash equivalents and restricted cash	(131,106)		79,511	142,831
Cash, cash equivalents and restricted cash at beginning of the year	224,779		145,268	2,437
Cash, cash equivalents and restricted cash at end of the year	¥ 93,673		¥ 224,779	¥ 145,268